Segment information - Net sales and other revenues by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net sales	$ 10,319	$ 9,836	$ 9,370
Total other revenues	82	75	85
Net sales and other revenues	10,401	9,911	9,455
Operating segments
Disclosure of operating segments [line items]
Net sales	10,319	9,836	9,370
Surgical | Operating segments
Disclosure of operating segments [line items]
Net sales	5,751	5,522	5,314
Total other revenues	3	4	0
Surgical | Implantables | Operating segments
Disclosure of operating segments [line items]
Net sales	1,782	1,775	1,703
Surgical | Consumables | Operating segments
Disclosure of operating segments [line items]
Net sales	3,028	2,861	2,719
Surgical | Equipment/other | Operating segments
Disclosure of operating segments [line items]
Net sales	941	886	892
Vision Care | Operating segments
Disclosure of operating segments [line items]
Net sales	4,568	4,314	4,056
Total other revenues	79	71	85
Vision Care | Contact lenses | Operating segments
Disclosure of operating segments [line items]
Net sales	2,770	2,609	2,400
Vision Care | Ocular health | Operating segments
Disclosure of operating segments [line items]
Net sales	$ 1,798	$ 1,705	$ 1,656